Label	Element	Value
Innovator Power Buffer Step-Up Strategy ETF | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: 5.67 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.80%
Innovator Power Buffer Step-Up Strategy ETF | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: 573.73 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.20%
Innovator Power Buffer Step-Up Strategy ETF | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: 640.14 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.90%)
Innovator Power Buffer Step-Up Strategy ETF | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: 487.68 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.10%)